Concentration and risks (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Concentration and risks
Number of customers with individual revenue over 10% of total revenue	0
Number of games	2
Rest of the Group's games
Concentration and risks
Number of games	0
Total revenues | Revenues from Zhu Xian and Perfect World II
Concentration and risks
Percentage of revenue contributed	42.00%	42.00%	47.00%